Financial Instrument Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Carrying value	$ 178,698	$ 162,948
Credit risk | Gross exposure | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	6,318	5,794
Credit risk | Gross exposure | AA or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	3,670	3,550
Credit risk | Gross exposure | Below 'A' | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,531	2,217
Credit risk | Gross exposure | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	117	27
Credit risk | Collateral | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,471	2,147
Credit risk | Collateral | AA or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	4	7
Credit risk | Collateral | Below 'A' | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	2,416	2,135
Credit risk | Collateral | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	51	5
Credit risk | Net exposure | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 3,847	$ 3,647
Net exposure	100.00%	100.00%
Credit risk | Net exposure | AA or A | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 3,666	$ 3,543
Net exposure	95.00%	97.00%
Credit risk | Net exposure | Below 'A' | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 115	$ 82
Net exposure	3.00%	2.00%
Credit risk | Net exposure | Not rated | Total reinsurance contract held assets
Disclosure of external credit grades [line items]
Carrying value	$ 66	$ 22
Net exposure	2.00%	1.00%